Goodwill - Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 52,525,342	$ 1,601,871	$ 52,419,427	$ 1,598,641	$ 52,313,399	$ 52,072,413
Packaging segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	35,437,523	1,080,742	35,426,817
Testing segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	13,489,766	411,399	13,414,094
EMS Segment [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,449,952	105,214	3,430,415
All other segments [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 148,101	$ 4,516	$ 148,101